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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making an annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2009. This series has May 31 fiscal year end.

Date of reporting period: November 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

January 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intermediate Municipal Bond Fund for the six-month period ended November 30, 2009 (the “period”).

The end of September represented the one-year anniversary of the worldwide economic crisis. At that time, all markets, including municipals, were experiencing an unprecedented breakdown of liquidity, extreme volatility, and downward price action. The capital markets eventually started to gradually improve as various government stimulus plans were implemented. Things are looking much better for the municipal market, as we have experienced a substantial recovery in market function and order, with the worst of the recession probably behind us. The municipal market continued to improve throughout the period, pushing yields lower (prices higher) than previous resistance levels and forcing credit spreads even tighter.

This rally was fueled by massive inflows to mutual funds and separately managed accounts. The issuance of Build America Bonds (BABs), which are taxable municipals at the federal level, tax-exempt at the state level, removed significant supply from the traditional tax-exempt municipal market. The introduction of BABs in April had a dramatic effect on the municipal market, and BABs issuance has been steadily growing, directly replacing tax-exempt supply. Issuers of BABs looking for maximum savings on borrowing rates have focused on the long end of the market because the economics favor this part of the yield curve. Consequently, the traditional tax exempt-supply of 20 year and longer bonds was reduced during the period, while the supply/demand imbalance has been further exacerbated.

In equities, the market’s technicals appeared much stronger than its fundamentals throughout most of the period. Fortunately, however, the fundamental picture began to brighten late in the period. Better-than-expected economic data at the end of the period suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been aggressively cutting costs from their expense structures. Yet challenges remain, particularly in the form of housing, the dollar, employment, and credit availability. In addition to these domestic challenges, other global issues may surface, such as the recent credit concerns in Dubai.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary

LETTER TO SHAREHOLDERS continued

pressures—the Federal Reserve Board reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of November 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Robert J. Miller1

1	Effective November 1, 2009, Mr. Miller became a portfolio manager of the fund

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return with sales charge	0.34%	-0.05%	3.95%	N/A	N/A

6-month return w/o sales charge	5.34%	4.95%	4.95%	5.47%	5.34%

Average annual return*

1-year with sales charge	8.38%	7.94%	11.94%	N/A	N/A

1-year w/o sales charge	13.78%	12.94%	12.94%	14.06%	13.78%

5-year	3.05%	2.95%	3.31%	4.34%	4.08%

10-year	5.04%	5.03%	5.03%	5.77%	5.60%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI) and the Consumer Price Index (CPI).

The BC5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

FUND AT A GLANCE continued

This section left intentionally blank

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,053.40	$5.04
Class B	$1,000.00	$1,049.48	$8.89
Class C	$1,000.00	$1,049.48	$8.89
Class I	$1,000.00	$1,054.71	$3.76
Class IS	$1,000.00	$1,053.40	$5.04
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.16	$4.96
Class B	$1,000.00	$1,016.39	$8.74
Class C	$1,000.00	$1,016.39	$8.74
Class I	$1,000.00	$1,021.41	$3.70
Class IS	$1,000.00	$1,020.16	$4.96

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C, 0.73% for Class I and 0.98% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.96	$60.60	$60.79	$60.18	$61.77	$59.24

Income from investment operations
Net investment income	1.06	2.19	2.08	2.06	2.09	2.11 [1]
Net realized and unrealized gains or losses on investments	2.11	(0.64)	(0.19)	0.59	(1.61)	2.57

Total from investment operations	3.17	1.55	1.89	2.65	0.48	4.68

Distributions to shareholders from
Net investment income	(1.08)	(2.19)	(2.08)	(2.04)	(2.07)	(2.15)

Net asset value, end of period	$62.05	$59.96	$60.60	$60.79	$60.18	$61.77

Total return[2]	5.34%	2.71%	3.17%	4.44%	0.80%	8.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,448	$41,226	$50,135	$60,693	$57,905	$51,940
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.98%[3]	0.95%	0.93%	0.95%	0.93%[4]	1.00%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.98%[3]	0.95%	0.97%	1.00%	0.98%[4]	1.02%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.98%[3]	0.95%	0.90%	0.90%	0.89%	0.95%
Interest and fee expense[5]	0.00%[3]	0.00%	0.03%	0.05%	0.04%	0.05%
Net investment income	3.51%[3]	3.72%	3.42%	3.36%	3.42%	3.47%
Portfolio turnover rate	42%	31%	80%	75%	115%	100%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.96	$60.60	$60.79	$60.18	$61.77	$59.24

Income from investment operations
Net investment income	0.82	1.74	1.61	1.60 [1]	1.64	1.69 [1]
Net realized and unrealized gains or losses on investments	2.13	(0.63)	(0.18)	0.62	(1.58)	2.57

Total from investment operations	2.95	1.11	1.43	2.22	0.06	4.26

Distributions to shareholders from
Net investment income	(0.86)	(1.75)	(1.62)	(1.61)	(1.65)	(1.73)

Net asset value, end of period	$62.05	$59.96	$60.60	$60.79	$60.18	$61.77

Total return[2]	4.95%	1.95%	2.39%	3.70%	0.09%	7.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,357	$6,922	$8,158	$9,702	$10,844	$9,421
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.73%[3]	1.70%	1.68%	1.70%	1.68%[4]	1.72%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.73%[3]	1.70%	1.68%	1.70%	1.68%[4]	1.72%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.73%[3]	1.70%	1.65%	1.65%	1.64%	1.67%
Interest and fee expense[5]	0.00%[3]	0.00%	0.03%	0.05%	0.04%	0.05%
Net investment income	2.75%[3]	2.98%	2.67%	2.62%	2.68%	2.79%
Portfolio turnover rate	42%	31%	80%	75%	115%	100%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.96	$60.60	$60.79	$60.18	$61.77	$59.24

Income from investment operations
Net investment income	0.84	1.75	1.61	1.60 [1]	1.64	1.69 [1]
Net realized and unrealized gains or losses on investments	2.11	(0.64)	(0.18)	0.62	(1.58)	2.56

Total from investment operations	2.95	1.11	1.43	2.22	0.06	4.25

Distributions to shareholders from
Net investment income	(0.86)	(1.75)	(1.62)	(1.61)	(1.65)	(1.72)

Net asset value, end of period	$62.05	$ 59.96	$60.60	$60.79	$60.18	$61.77

Total return[2]	4.95%	1.95%	2.39%	3.70%	0.09%	7.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,974	$11,912	$11,629	$14,755	$19,854	$16,006
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.73%[3]	1.70%	1.68%	1.70%	1.68%[4]	1.72%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.73%[3]	1.70%	1.68%	1.70%	1.68%[4]	1.72%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.73%[3]	1.70%	1.65%	1.65%	1.64%	1.67%
Interest and fee expense[5]	0.00%[3]	0.00%	0.03%	0.05%	0.04%	0.05%
Net investment income	2.74%[3]	2.97%	2.68%	2.62%	2.68%	2.78%
Portfolio turnover rate	42%	31%	80%	75%	115%	100%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.96	$60.60	$60.79	$60.18	$61.77	$59.24

Income from investment operations
Net investment income	1.14	2.32 [1]	2.21	2.21	2.24	2.32
Net realized and unrealized gains or losses on investments	2.11	(0.62)	(0.17)	0.60	(1.57)	2.55

Total from investment operations	3.25	1.70	2.04	2.81	0.67	4.87

Distributions to shareholders from
Net investment income	(1.16)	(2.34)	(2.23)	(2.20)	(2.26)	(2.34)

Net asset value, end of period	$62.05	$59.96	$60.60	$60.79	$60.18	$61.77

Total return	5.47%	2.97%	3.43%	4.70%	1.10%	8.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$189,276	$184,168	$331,698	$382,208	$394,473	$413,741
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%[2]	0.70%	0.68%	0.70%	0.68%[3]	0.72%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%[2]	0.70%	0.68%	0.70%	0.68%[3]	0.72%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.73%[2]	0.70%	0.65%	0.65%	0.64%	0.67%
Interest and fee expense[4]	0.00%[2]	0.00%	0.03%	0.05%	0.04%	0.05%
Net investment income	3.74%[2]	3.95%	3.67%	3.61%	3.68%	3.82%
Portfolio turnover rate	42%	31%	80%	75%	115%	100%

[1]	Per share amount is based on average shares outstanding during the period.
[2]	Annualized
[3]	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
[4]	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS IS		2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.96	$60.60	$60.79	$60.18	$61.77	$59.24

Income from investment operations
Net investment income	1.07	2.17	2.06	2.03	2.08	2.19
Net realized and unrealized gains or losses on investments	2.10	(0.62)	(0.17)	0.63	(1.57)	2.52

Total from investment operations	3.17	1.55	1.89	2.66	0.51	4.71

Distributions to shareholders from
Net investment income	(1.08)	(2.19)	(2.08)	(2.05)	(2.10)	(2.18)

Net asset value, end of period	$62.05	$59.96	$60.60	$60.79	$60.18	$61.77

Total return	5.34%	2.71%	3.17%	4.44%	0.85%	8.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,109	$9,415	$10,426	$12,092	$14,942	$17,008
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.98%[1]	0.95%	0.93%	0.95%	0.93%[2]	0.97%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.98%[1]	0.95%	0.93%	0.95%	0.93%[2]	0.97%[2]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.98%[1]	0.95%	0.90%	0.90%	0.89%	0.92%
Interest and fee expense[3]	0.00%[1]	0.00%	0.03%	0.05%	0.04%	0.05%
Net investment income	3.49%[1]	3.72%	3.42%	3.37%	3.43%	3.57%
Portfolio turnover rate	42%	31%	80%	75%	115%	100%

1	Annualized
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.8%
AIRPORT 6.4%
Dallas/Fort Worth, TX Intl. Arpt. RRB, Ser. 2009A, 5.00%, 11/01/2023	$1,000,000	$1,045,740
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	4,700,000	5,100,064
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,375,800
Houston, TX Arpt. Sys. Sr. Lien RRB, Ser. 2009A, 5.00%, 07/01/2020	2,125,000	2,298,931
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., Ser. A, 5.75%, 10/01/2021	2,000,000	2,263,060

		16,083,595

EDUCATION 2.7%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	1,063,260
5.25%, 04/01/2021	2,000,000	2,106,560
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,553,161
Texas Tech Univ. RRB, Revenue Financing Sys., Ser. 12, 5.00%, 02/15/2022	1,000,000	1,098,400

		6,821,381

ELECTRIC REVENUE 5.1%
Florida Muni. Power Agcy. RB, Ser. A, 5.25%, 10/01/2020	5,000,000	5,455,250
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	3,000,000	3,284,340
Michigan Strategic Fund Ltd. Obl. RRB, Detroit Edison Co. Exempt Facs. Proj., Ser. 2009CT, FRN, 3.05%, 08/01/2024	2,000,000	2,011,920
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	2,065,900

		12,817,410

GENERAL OBLIGATION – LOCAL 7.6%
Clark Cnty., NV Flood Ctl. Refunding GO, 4.75%, 11/01/2021, (Insd. by FGIC)	4,530,000	4,755,322
Collins Cnty., TX Allen Independent Sch. Dist. Bldg. GO, Ser. 2009, 5.00%, 02/15/2021	1,000,000	1,130,860
Garland, TX Refunding GO, 5.00%, 02/15/2021, (Insd. by FSA)	4,605,000	5,044,870
Grant Cnty., WA Sch. Dist. No. 161 GO, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	2,056,009
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,718,200
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,434,455
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	5,000	5,035
Oakland, CA Cnty. of Alameda Unified Sch. Dist. GO, Ser. 2009A, 6.50%, 08/01/2020	1,000,000	1,145,870

		19,290,621

GENERAL OBLIGATION – STATE 3.6%
Georgia Refunding GO, Ser. I, 5.00%, 07/01/2020 #	5,000,000	5,926,500
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,196,110

		9,122,610

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 18.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. A, 5.00%, 08/15/2021	$2,000,000	$2,039,940
Ser. B, 5.00%, 06/15/2018	4,000,000	4,124,320
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	5,463,050
California Hlth. Facs. Fin. Auth. RB, Providence Hlth. & Svcs., Ser. C, 5.75%, 10/01/2019	1,000,000	1,126,740
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives:
Ser. 2009B, 5.00%, 07/01/2039	2,000,000	2,165,380
Ser. 2009C-2, 4.00%, 10/01/2040	2,000,000	2,026,300
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. & Sunbelt Obligated Group, Ser. 2005I, 5.00%, 11/15/2020	2,155,000	2,221,460
Illinois Fin. Auth. RB, Advocate Hlth. Care Network, Ser. D, 6.125%, 11/01/2023	3,000,000	3,278,700
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018	5,000,000	5,348,600
Jackson, TN Hosp. RRB, Jackson-Madison Cnty. Gen. Hosp. Proj., Ser. 2008, 5.25%, 04/01/2018	1,000,000	1,054,440
Kansas Dev. Fin. Auth. Hosp. RB, Adventist Hlth. Sys. & Sunbelt Obligated Group, Ser. 2009D, 5.00%, 11/15/2020	1,150,000	1,200,416
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,477,060
Michigan Hosp. Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. A-1, 6.00%, 12/01/2034	3,000,000	3,474,180
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	2,315,000	2,415,239
South Carolina Jobs & EDA Hosp. RRB, Palmetto Hlth. Proj., 5.00%, 08/01/2018	1,190,000	1,200,758
Wisconsin Hlth. & Edl. Facs. RB, Aurora Hlth. Care, Inc., Ser. B, 5.125%, 08/15/2027	2,000,000	2,057,320

		45,673,903

HOUSING 3.2%
California HFA RB, Home Mtge. Proj., Ser. F, 1.95%, 02/01/2038	5,000,000	5,000,000
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	825,000	854,065
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	675,000	685,638
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	105,000	112,816
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	150,000	153,018
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. AA, 5.25%, 10/01/2016	765,000	834,408
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	185,000	189,901
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	140,000	146,549

		7,976,395

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 9.8%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	$5,000,000	$5,185,300
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant Proj., 5.05%, 11/01/2048	3,000,000	3,176,700
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	6,051,960
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	4,379,080
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	4,928,600
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	1,010,210

		24,731,850

LEASE 1.3%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	3,000,000	3,229,230

MISCELLANEOUS REVENUE 4.7%
New Jersey COP, Ser. 2009 A, 5.25%, 06/15/2021	2,000,000	2,157,780
New York Urban Dev. Corp. RB, Personal Income Tax, 5.00%, 12/15/2022 #	2,780,000	3,093,612
New York Urban Dev. Corp. RRB, Ser. D, 5.50%, 01/01/2019, (Insd. by Assured Guaranty Corp.)	3,000,000	3,433,290
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2019	3,000,000	3,261,690

		11,946,372

POWER 1.9%
North Carolina Eastern Muni. Power Agcy. RRB, Power Sys. Proj., Ser. 2009B, 5.00%, 01/01/2017	1,000,000	1,072,620
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,717,560

		4,790,180

PRE-REFUNDED 2.7%
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,680,000	3,303,261
South Dakota Elec. Sys. RB, Heartland Consumers Power Dist. Proj., Ser. 1979, 7.00%, 01/01/2016	3,185,000	3,650,328

		6,953,589

RESOURCE RECOVERY 0.6%
Beaver Cnty., PA IDA PCRRB, FirstEnergy Generation Corp. Proj., Ser. 2008-B, 3.00%, 10/01/2047	1,600,000	1,606,400

SALES TAX 2.5%
Alabama Pub. Sch. & College Auth. RRB, Capital Impt. Proj., Ser. 2009-A, 5.00%, 05/01/2018	2,500,000	2,801,750
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A, 5.25%, 01/01/2017	4,000,000	3,541,720

		6,343,470

SPECIAL TAX 2.0%
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2017 ##	5,000,000	5,175,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 2.1%
Iowa Student Loan RB, Ser. 2009-1, 5.25%, 12/01/2017	$3,000,000	$3,140,580
Massachusetts Edl. Financing Auth. RB, Ser. I, 5.50%, 01/01/2018	2,000,000	2,211,260

		5,351,840

TOBACCO REVENUE 0.3%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	1,000,000	847,070

TRANSPORTATION 13.5%
Kansas Dept. of Trans. Hwy. RRB, Ser. A, 5.00%, 09/01/2018	3,065,000	3,602,540
Metropolitan New York Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	8,915,000	9,554,027
5.00%, 11/15/2021 ##	5,000,000	5,307,250
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,871,599
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,773,855

		34,109,271

UTILITY 11.5%
Columbus, OH American Muni. Power-Ohio, Inc. RB, Electricity Purchase Proj., Ser. A, 5.00%, 02/01/2012	1,000,000	1,053,220
Indiana Bond Bank RB, Spl. Program Gas, Ser. 2007 A, 5.00%, 10/15/2017	3,650,000	3,794,978
Lakeland, FL Energy Sys. RRB, FRN, 1.38%, 10/01/2014	3,000,000	3,006,000
Northern California Gas Auth. No. 1 RB, Gas Proj., Ser. 2007B, FRN, 0.82%, 07/01/2019	4,000,000	3,088,000
Philadelphia, PA Gas Works RRB, Ser. 8-A:
5.00%, 08/01/2015	1,000,000	1,047,070
5.00%, 08/01/2016	1,000,000	1,043,870
5.25%, 08/01/2017	1,225,000	1,289,227
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	3,000,000	2,943,690
Ser. A, 5.00%, 09/01/2016	2,000,000	2,051,680
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj., Ser. B, FRN, 0.74%, 09/15/2017	5,000,000	4,675,000
Ser. D, 5.625%, 12/15/2017 #	5,000,000	5,175,000

		29,167,735

WATER & SEWER 1.3%
Miami-Dade Cnty., FL Water & Sewer RB, Ser. C, 5.25%, 10/01/2022	3,000,000	3,246,930

Total Municipal Obligations (cost $246,661,233)		255,285,452

SHORT-TERM INVESTMENTS 3.8%
COMMERCIAL PAPER 2.0%
Industrial Development Revenue 2.0%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 1.55%, 12/04/2009	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø ##	4,492,383	$4,492,383

Total Short-Term Investments (cost $9,492,383)		9,492,383

Total Investments (cost $256,153,616) 104.6%		264,777,835
Other Assets and Liabilities (4.6%)		(11,613,440)

Net Assets 100.0%		$253,164,395

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2009:

Texas	10.4%
New York	8.1%
Florida	7.3%
New Jersey	6.6%
Colorado	5.5%
Georgia	5.4%
Indiana	5.1%
Michigan	4.9%
Alabama	4.7%
South Carolina	4.4%
Pennsylvania	4.2%
California	3.9%
U.S. Virgin Islands	3.2%
Nevada	3.0%
Illinois	2.5%
Tennessee	2.3%
Arizona	2.1%
Louisianna	1.9%
Maine	1.8%
Kansas	1.8%
South Dakota	1.4%
Virginia	1.2%
Iowa	1.2%
Rhode Island	1.0%
Massachusetts	0.8%
Wisconsin	0.8%
Washington	0.8%
Ohio	0.7%
North Carolina	0.4%
Minnesota	0.3%
Missouri	0.3%
New Mexico	0.1%
New Hampshire	0.1%
Oklahoma	0.1%
Non-state specific	1.7%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2009:

AAA	18.6%
AA	35.6%
A	29.2%
BBB	12.6%
NR	4.0%

100.0%

The following table shows the percent of total bonds based on effective maturity as of November 30, 2009:

Less than 1 year	5.4%
1 to 3 year(s)	5.9%
3 to 5 years	6.6%
5 to 10 years	44.3%
10 to 20 years	37.4%
20 to 30 years	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $251,661,233)	$260,285,452
Investments in affiliated issuers, at value (cost $4,492,383)	4,492,383

Total investments	264,777,835
Receivable for Fund shares sold	606,199
Interest receivable	2,876,904
Prepaid expenses and other assets	42,121

Total assets	268,303,059

Liabilities
Dividends payable	512,564
Payable for securities purchased	14,301,751
Payable for Fund shares redeemed	285,925
Advisory fee payable	3,460
Distribution Plan expenses payable	830
Due to other related parties	578
Accrued expenses and other liabilities	33,556

Total liabilities	15,138,664

Net assets	$253,164,395

Net assets represented by
Paid-in capital	$268,411,473
Overdistributed net investment income	(723,797)
Accumulated net realized losses on investments	(23,147,500)
Net unrealized gains on investments	8,624,219

Total net assets	$253,164,395

Net assets consists of
Class A	$34,447,957
Class B	6,357,335
Class C	12,974,488
Class I	189,275,787
Class IS	10,108,828

Total net assets	$253,164,395

Shares outstanding (unlimited number of shares authorized)
Class A	555,176
Class B	102,457
Class C	209,101
Class I	3,050,428
Class IS	162,918

Net asset value per share
Class A	$62.05
Class A — Offering price (based on sales charge of 4.75%)	$65.14
Class B	$62.05
Class C	$62.05
Class I	$62.05
Class IS	$62.05

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (unaudited)

Investment income
Interest	$5,566,627
Income from affiliated issuers	39,142

Total investment income	5,605,769

Expenses
Advisory fee	625,908
Distribution Plan expenses
Class A	47,207
Class B	33,160
Class C	61,403
Class IS	12,646
Administrative services fee	125,238
Transfer agent fees	45,357
Trustees’ fees and expenses	1,045
Printing and postage expenses	16,253
Custodian and accounting fees	34,499
Registration and filing fees	43,928
Professional fees	17,978
Other	6,051

Total expenses	1,070,673
Less: Expense reductions	(25)

Net expenses	1,070,648

Net investment income	4,535,121

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	1,936,638
Net change in unrealized gains or losses on securities in unaffiliated issuers	6,724,157

Net realized and unrealized gains or losses on investments	8,660,795

Net increase in net assets resulting from operations	$13,195,916

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009		Year Ended
	(unaudited)		May 31, 2009

Operations
Net investment income		$4,535,121		$12,345,233
Net realized gains or losses on investments		1,936,638		(8,360,928)
Net change in unrealized gains or losses on investments		6,724,157		(1,679,948)

Net increase in net assets resulting from operations		13,195,916		2,304,357

Distributions to shareholders from
Net investment income
Class A		(674,968)		(1,589,280)
Class B		(93,502)		(210,990)
Class C		(172,238)		(323,467)
Class I		(3,495,651)		(9,891,151)
Class IS		(179,710)		(361,022)

Total distributions to shareholders		(4,616,069)		(12,375,910)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	141,010	8,639,368	285,444	16,717,900
Class B	2,901	177,125	24,317	1,418,123
Class C	29,822	1,822,397	80,355	4,711,343
Class I	381,019	23,268,756	558,657	32,680,840
Class IS	50,258	3,016,362	57	3,409

		36,924,008		55,531,615

Net asset value of shares issued in reinvestment of distributions
Class A	7,254	440,823	17,577	1,030,305
Class B	1,116	67,973	2,551	149,587
Class C	1,608	98,048	2,724	159,775
Class I	5,345	326,454	11,579	679,731
Class IS	1,683	102,720	3,017	176,856

		1,036,018		2,196,254

Automatic conversion of Class B shares to Class A shares
Class A	6,582	405,042	4,409	251,882
Class B	(6,582)	(405,042)	(4,409)	(251,882)

		0		0

Payment for shares redeemed
Class A	(287,215)	(17,713,857)	(447,206)	(25,718,340)
Class B	(10,427)	(630,307)	(41,631)	(2,407,379)
Class C	(20,989)	(1,263,353)	(76,324)	(4,466,204)
Class I	(407,393)	(24,617,878)	(2,972,427)	(172,407,800)
Class IS	(46,036)	(2,793,241)	(18,108)	(1,059,485)

		(47,018,636)		(206,059,208)

Net decrease in net assets resulting from capital share transactions		(9,058,610)		(148,331,339)

Total decrease in net assets		(478,763)		(158,402,892)
Net assets
Beginning of period		253,643,158		412,046,050

End of period		$253,164,395		$253,643,158

Overdistributed net investment income		$(723,797)		$(642,849)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 21, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2009, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended November 30, 2009, EIS received $7,444 from the sale of Class A shares and $4,600 and $100 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $107,512,727 and $101,514,300, respectively, for the six months ended November 30, 2009.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$255,285,452	$0	$255,285,452
Short-term investments	4,492,383	5,000,000	0	9,492,383

	$4,492,383	$260,285,452	$0	$264,777,835

Further details on the major security types listed above can be found in the Schedule of Investments.

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $256,153,616. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,438,501 and $814,282, respectively, with a net unrealized appreciation of $8,624,219.

As of May 31, 2009, the Fund had $19,896,459 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2016	2017

$2,023,822	$11,298,465	$2,362,403	$4,211,769

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and elected to defer post-October losses of $5,221,255.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended November 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the principal underwriter for the Fund.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Five-Year Municipal Bond Index. The Trustees also noted that the Fund’s Class A shares had performed in the fourth quintile for the one- and three-year periods ended December 31, 2008, in the second quintile for the five-year period ended December 31, 2008, and in the first quintile for the ten-year period ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that EIMC has taken steps to improve the Fund’s performance, including the appointment of a new portfolio manager in December 2007. They observed that the limited period of time that had elapsed since EIMC’s actions was insufficient for the Trustees to evaluate the success of those changes.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the

ADDITIONAL INFORMATION (unaudited) continued

reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564618 rv7 01/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: January 29, 2010

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Executive Officer

Date: January 29, 2010